Goodwill and Other Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and other intangibles rollforward
Goodwill, Beginning Balance	$ 899
Goodwill, Ending Balance	899
Amortization expense	(273)
Finite-Lived Intangible Assets, Net, Ending Balance	3,608
Total Intangible Assets	3,874	$ 4,147
Accumulated Amortization	750	477
Grand total	4,773	$ 5,046
Trade name
Goodwill and other intangibles rollforward
Indefinite-lived Intangible Assets (Excluding Goodwill), Beginning Balance	266
Indefinite-lived Intangible Assets (Excluding Goodwill), Ending Balance	266
Customer relationships
Goodwill and other intangibles rollforward
Finite-Lived Intangible Assets, Net, Beginning Balance	3,727
Amortization expense	(204)
Finite-Lived Intangible Assets, Net, Ending Balance	$ 3,523
Amortization Period	20 years
Non competition agreements
Goodwill and other intangibles rollforward
Finite-Lived Intangible Assets, Net, Beginning Balance	$ 154
Amortization expense	(69)
Finite-Lived Intangible Assets, Net, Ending Balance	$ 85
Amortization Period	4 years